CASH (Maximum Exposure to Credit Risk) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Bank balances and cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Restricted cash	145,413,726	118,130,253
Certificates of deposit	16,372,128
Certificates of deposit	3,210,221	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	393,857,084	367,908,849
USD [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	7,906,574	11,821,253
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	7,906,574	11,821,253
RMB [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	220,942,109	234,778,502
Restricted cash	145,413,726	118,130,253
Certificates of deposit	16,372,128
Certificates of deposit		3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	382,727,963	356,086,434
RMB (Non-current) [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash
Restricted cash
Certificates of deposit	3,210,221
Cash and Cash Equivalents, at Carrying Value, Total	3,210,221
HKD [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	12,326	1,162
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	$ 12,326	$ 1,162